Organization and Description of Business	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

Note 1. Organization and Description of Business

Description of Business: nCino, Inc. is a software-as-a-service (SaaS) company that provides software applications to financial institutions to streamline employee and client interactions. The Company is headquartered in Wilmington, North Carolina and has offices in Salt Lake City, Utah; London, United Kingdom; Sydney, Australia; Melbourne, Australia; Toronto, Canada; and Tokyo, Japan.

Initial Public Offering: On July 13, 2020, the Company’s Registration Statement on Form S-1 relating to the initial public offering (“IPO”) of its common stock was declared effective by the Securities and Exchange Commission (“SEC”). Prior to the closing of the IPO, the Company’s certificate of incorporation was amended such that all outstanding shares of voting common stock and non-voting common stock were reclassified into a single class of stock designated as common stock which has one vote per share. In addition, effective upon the closing of the IPO, the Company’s certificate of incorporation was amended and restated such that the total number of shares of common stock authorized to issue, par value $0.0005, was increased to 500,000,000 shares and the total number of shares of preferred stock, par value $0.001, was increased to 10,000,000 shares. In connection with the IPO, the Company issued and sold 9,269,000 shares of common stock (including shares issued pursuant to the exercise in full of the underwriters’ option to purchase additional shares) at a public offering price of $31.00 per share for net proceeds of $268.4 million, after deducting underwriters’ discounts and commissions (excluding other IPO costs as of July 31, 2020).

Prior to the IPO, deferred offering costs, which consist of legal, accounting, consulting and other direct fees and costs relating to the IPO, were capitalized in other long-term assets. Upon consummation of the IPO, these costs were offset against the proceeds from the IPO and recorded in additional paid-in capital.

Fiscal Year End: The Company’s fiscal year ends on January 31.

Note 1. Organization and Description of Business

Description of Business: nCino, Inc. (“nCino” or the “Company”) is a software-as-a-service (SaaS) company that provides software applications to financial institutions to streamline customer and employee interactions. The Company is headquartered in Wilmington, North Carolina and has offices in Salt Lake City, London, Sydney, Melbourne, Toronto and Tokyo.

The Company was organized as a North Carolina limited liability company named BANKR, LLC on December 13, 2011. On April 3, 2012, the Company was renamed nCino, LLC. The Company was re-incorporated in the State of Delaware on December 18, 2013.

On September 27, 2016, the Company created a wholly-owned subsidiary called nCino GBU, Inc. to facilitate an agreement with a customer. nCino GBU, Inc. was dissolved on August 14, 2018.

During the fiscal year ended January 31, 2018, the Company created wholly-owned subsidiaries nCino APAC PTY Ltd, nCino Canada, Inc., and nCino Global Ltd in Australia, Canada, and the United Kingdom, respectively, to expand to Canada, Asia Pacific, and Europe.

Fiscal Year End: The Company’s fiscal year ends on January 31.